Capital Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Capital Stock [Abstract]
Common shares as presented in the accompanying Consolidated Balance Sheets		30,044,486	29,956,904
Common shares in treasury		3,453,249	3,320,926
Board of Directors authorized an expanded stock repurchase program	$ 100
Stock repurchases during period, shares		150,000